Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Flexible Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective is total return, consisting of income and capital growth, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its total assets in a diversified portfolio of fixed income securities, or exchange traded funds (“ETFs”) that invest in fixed income securities. The Fund’s investment adviser, CLS Investments, LLC, seeks to achieve the Fund’s investment objective by using the following investment strategies:

•

Investing primarily in investment grade fixed income securities. The securities can be of any maturity, and the average portfolio duration of the Fund normally varies from one to six years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

•

Investing up to 33% of the Fund’s total assets in lower quality, high-yielding debt securities (commonly referred to as “junk bonds”), including ETFs that invest in junk bonds. Junk bonds are bonds rated Ba by Moody’s, BB by S&P, or lower.

•

Investing up to 25% of the Fund’s total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers, including ETFs that invest in foreign fixed income securities.

Fixed income securities primarily include:

• securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

• corporate debt securities of small and medium capitalization U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

• mortgage-backed and other asset-backed securities;

• debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

• obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises, international agencies or supranational entities.

The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

In selecting securities for the Fund, CLS develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on CLS’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.  Corporate debt may be issued by companies of any capitalization.

CLS attempts to identify areas of the bond market that are undervalued relative to the rest of the market. CLS identifies these areas by grouping bonds into sectors such as money markets, governments, corporate, mortgages, asset-backed and international. Once investment opportunities are identified, CLS will sell securities and shift assets among sectors depending upon changes in relative valuations and credit spreads.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk:  When the Fund invests in fixed income securities or in Underlying Funds that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Inflation-indexed bonds decline in value when real interest rates rise. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk:  Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk: CLS will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.  If CLS is incorrect in its assessment of the direction of interest rates, the credit worthiness of an issuer, or any other factor that impacts the price of fixed income securities, the Fund’s value may be adversely affected.

Smaller and Medium Issuer Risk:  Investments in securities issued by small and medium capitalization companies (either directly or through ETFs) may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Risk Lose Money [Text]	rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is not federally insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return of Class N Shares for the nine-month period ended September 30, 2012 was 4.69%. During the period shown in the bar chart, the highest return for a quarter was 3.41% (quarter ended September 30, 2010) and the lowest return for a quarter was (0.64)% (quarter ended December 31, 2010).

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return of Class N Shares for the nine-month period ended September 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.64%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for the periods ended December 31, 2011)
Barclays Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%	[1],[2]
Flexible Income Fund Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (Underlying Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	626
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,404
Annual Return 2010	rr_AnnualReturn2010	6.48%
Annual Return 2011	rr_AnnualReturn2011	4.90%
1 Year	rr_AverageAnnualReturnYear01	4.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
Flexible Income Fund Class N Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.86%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[1],[5]
Flexible Income Fund Class N Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.20%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%	[1],[5]

[1]	Flexible Income Fund commenced operations on October 1, 2009.
[2]	The average annual total return shown for the Barclays Aggregate Bond Index is since September 30, 2009, which is the date closest to the commencement date of the Flexible Income Fund Class N Shares.
[3]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[4]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2014 , so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 0.80% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.
[5]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.